FINANCIAL INCOME (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INCOME
Schedule of financial income

	2025	2024	2023

Income from short-term investments	289,497	353,481	543,507
Interest income and other financial income	404,113	372,673	359,512
Financial Income	693,610	726,154	903,019

Interest on debt	(1,274,472)	(796,933)	(840,069)
Buyback of bonds	(82,676)	—	—
Monetary variation and other financial expenses	(716,224)	(711,406)	(556,720)
Financial Expenses	(2,073,372)	(1,508,339)	(1,396,789)

Adjustments due to hyperinflation in Argentina	(189,268)	(825,818)	(692,587)
Other exchange variations	400,035	(238,583)	(157,788)
Exchange Variation, net	210,767	(1,064,401)	(850,375)
Tax credits monetary update	—	—	253,002
Gains and losses on derivative financial instruments, net	(45,626)	(176,901)	(14,979)
Financial result, net	(1,214,621)	(2,023,487)	(1,106,122)